Consolidating Financial Statements - Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Feb. 28, 2010
Current assets:
Cash and cash equivalents	$ 22,163	$ 27,510	$ 28,100	$ 56,768
Accounts receivable, net of allowance for doubtful accounts	38,330	37,066
Inventory	6,687	7,884
Deferred income taxes	1,667	1,613
Prepaid expenses and other current assets	3,989	4,454
Total current assets	72,836	78,527
Property and equipment, net	10,443	10,490
Intangible assets, net	7,258	3,024
Goodwill	13,024	9,591	9,584
Deferred income taxes	9,687	11,655
Deferred financing	6,381	9,216
Other assets	1,795	2,810
Total assets	121,424	125,313
Current liabilities:
Current portion of long-term debt	5,000	5,000
Accounts payable	7,763	7,927
Accrued expenses	15,661	13,617
Accrued interest payable	9,238	9,608
Income taxes payable	500	103
Deferred income taxes		1,075
Deferred revenue	37,740	36,713
Total current liabilities	75,902	74,043
Long-term debt, net of discount	273,393	260,405
Embedded derivatives	20,252	25,884
Long term deferred income taxes	424	232
Deferred revenue and other liabilities	17,556	15,909
Total liabilities	387,527	376,473
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	188,080	174,664
Stockholders' (deficit) equity:
Additional paid in capital
Accumulated (deficit) income	(478,778)	(452,102)
Accumulated other comprehensive (loss) income	(668)	1,023
Total stockholders' (deficit) equity	(454,183)	(425,824)	(394,831)	(340,480)
Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders' (deficit) equity	121,424	125,313
Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	16,265	16,257
Total stockholders' (deficit) equity	16,265	16,257	16,221	16,198
Series B Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	8,998	8,998
Total stockholders' (deficit) equity	8,998	8,998	8,998
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	117,923	109,189
Stockholders' (deficit) equity:
Total stockholders' (deficit) equity	117,923	109,189	101,101	93,612
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	63,479	58,776
Stockholders' (deficit) equity:
Total stockholders' (deficit) equity	63,479	58,776	54,423
Right to Shares of Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	5,518	5,518
Stockholders' (deficit) equity:
Total stockholders' (deficit) equity	5,518	5,518	5,518
Ordinary Shares Subject to Put Rights [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	1,160	1,181
Stockholders' (deficit) equity:
Total stockholders' (deficit) equity	1,160	1,181	1,270	1,329
Bermuda Holdings [Member]
Current assets:
Cash and cash equivalents	50	93	20	131
Intercompany receivable	152
Prepaid expenses and other current assets	500	529
Total current assets	702	622
Deferred financing	431	654
Other assets	83	583
Long-term intercompany receivable	5,839	7,850
Total assets	7,055	9,709
Current liabilities:
Accounts payable	3
Intercompany payable	1,099	2,880
Accrued expenses	191	129
Total current liabilities	1,293	3,009
Liability in subsidiaries	16,061	3,529
Total liabilities	17,354	6,538
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	188,080	174,664
Stockholders' (deficit) equity:
Accumulated (deficit) income	(223,642)	(196,748)
Total stockholders' (deficit) equity	(198,379)	(171,493)
Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders' (deficit) equity	7,055	9,709
Bermuda Holdings [Member] | Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	16,265	16,257
Bermuda Holdings [Member] | Series B Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	8,998	8,998
Bermuda Holdings [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	117,923	109,189
Bermuda Holdings [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	63,479	58,776
Bermuda Holdings [Member] | Right to Shares of Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	5,518	5,518
Bermuda Holdings [Member] | Ordinary Shares Subject to Put Rights [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	1,160	1,181
Bermuda Ltd [Member]
Current assets:
Cash and cash equivalents	144	262	580	5
Accounts receivable, net of allowance for doubtful accounts	101	75
Intercompany receivable	10,276
Prepaid expenses and other current assets	16	47
Total current assets	10,537	384
Intangible assets, net	3,970	2,984
Goodwill	9,044	6,197
Deferred financing	2,599	3,689
Investment in subsidiaries	24,128	32,056
Other assets		76
Total assets	50,278	45,386
Current liabilities:
Current portion of long-term debt	2,400	2,400
Intercompany payable	39,060	40,489
Accrued expenses	(1)	4
Accrued interest payable	4,435	4,613
Income taxes payable	132	132
Total current liabilities	46,026	47,638
Long-term debt, net of discount	131,520	125,247
Long-term intercompany payable	53,964	37,850
Embedded derivatives	9,721	12,424
Deferred revenue and other liabilities	1,030	962
Total liabilities	242,261	224,121
Stockholders' (deficit) equity:
Additional paid in capital	53,669	53,669
Accumulated (deficit) income	(245,723)	(232,475)
Total stockholders' (deficit) equity	(191,983)	(178,735)
Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders' (deficit) equity	50,278	45,386
Bermuda Ltd [Member] | Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	71	71
Stratus US [Member]
Current assets:
Cash and cash equivalents	931	8,389	3,819	22,194
Accounts receivable, net of allowance for doubtful accounts	9,186	7,968
Intercompany receivable	32,006	44,792
Inventory	6,317	7,028
Deferred income taxes	424	232
Income taxes receivable	199	146
Prepaid expenses and other current assets	2,002	2,085
Total current assets	51,065	70,640
Property and equipment, net	7,496	8,127
Intangible assets, net		40
Goodwill	1,935	1,306
Deferred financing	3,351	4,873
Investment in subsidiaries	41,381	40,452
Other assets	161	345
Long-term intercompany receivable	105,567	87,443
Total assets	210,956	213,226
Current liabilities:
Current portion of long-term debt	2,600	2,600
Accounts payable	2,272	2,550
Intercompany payable	276
Accrued expenses	8,607	6,399
Accrued interest payable	4,803	4,995
Deferred revenue	2,081	1,175
Total current liabilities	20,639	17,719
Long-term debt, net of discount	141,873	135,158
Embedded derivatives	10,531	13,460
Long term deferred income taxes	424	232
Deferred revenue and other liabilities	7,858	6,359
Total liabilities	181,325	172,928
Stockholders' (deficit) equity:
Additional paid in capital	65,806	65,742
Accumulated (deficit) income	(56,204)	(45,491)
Accumulated other comprehensive (loss) income	29	47
Total stockholders' (deficit) equity	29,631	40,298
Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders' (deficit) equity	210,956	213,226
Stratus US [Member] | Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	20,000	20,000
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	11,925	11,767	16,830	30,298
Accounts receivable, net of allowance for doubtful accounts	20,600	18,558
Intercompany receivable	280
Inventory	949	798
Deferred income taxes	72
Income taxes receivable	36	89
Prepaid expenses and other current assets	382	371
Total current assets	34,244	31,583
Property and equipment, net	1,615	1,129
Intangible assets, net	3,288
Goodwill	1,344	1,345
Deferred income taxes	8,440	10,029
Investment in subsidiaries	1,919	1,904
Other assets	19	38
Total assets	50,869	46,028
Current liabilities:
Accounts payable	3,212	2,881
Intercompany payable	14,542	12,758
Accrued expenses	1,420	1,284
Deferred income taxes		1,075
Deferred revenue	34,251	34,017
Total current liabilities	53,425	52,015
Long-term intercompany payable	57,442	57,443
Deferred revenue and other liabilities	5,725	5,690
Total liabilities	116,592	115,148
Stockholders' (deficit) equity:
Accumulated (deficit) income	(68,414)	(71,610)
Accumulated other comprehensive (loss) income	321	120
Total stockholders' (deficit) equity	(65,723)	(69,120)
Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders' (deficit) equity	50,869	46,028
Guarantor Subsidiaries [Member] | Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	2,370	2,370
Non Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	9,113	6,999	6,851	4,140
Accounts receivable, net of allowance for doubtful accounts	8,488	10,700
Intercompany receivable	12,263	11,335
Inventory	1,883	2,925
Deferred income taxes	1,171	1,381
Prepaid expenses and other current assets	1,634	2,566
Total current assets	34,552	35,906
Property and equipment, net	1,240	1,234
Goodwill	701	743
Deferred income taxes	1,247	1,626
Other assets	1,532	1,768
Total assets	39,272	41,277
Current liabilities:
Accounts payable	2,658	3,536
Accrued expenses	5,653	6,141
Income taxes payable	603	206
Deferred revenue	1,408	1,521
Total current liabilities	10,322	11,404
Deferred revenue and other liabilities	2,943	2,898
Total liabilities	13,265	14,302
Stockholders' (deficit) equity:
Additional paid in capital	3,944	4,008
Accumulated (deficit) income	17,924	16,960
Accumulated other comprehensive (loss) income	(1,185)	689
Total stockholders' (deficit) equity	26,007	26,975
Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders' (deficit) equity	39,272	41,277
Non Guarantor Subsidiaries [Member] | Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	5,324	5,318
Eliminations [Member]
Current assets:
Accounts receivable, net of allowance for doubtful accounts	(45)	(235)
Intercompany receivable	(54,977)	(56,127)
Inventory	(2,462)	(2,867)
Income taxes receivable	(235)	(235)
Prepaid expenses and other current assets	(545)	(1,144)
Total current assets	(58,264)	(60,608)
Property and equipment, net	92
Investment in subsidiaries	(67,428)	(74,412)
Long-term intercompany receivable	(111,406)	(95,293)
Total assets	(237,006)	(230,313)
Current liabilities:
Accounts payable	(382)	(1,040)
Intercompany payable	(54,977)	(56,127)
Accrued expenses	(209)	(340)
Income taxes payable	(235)	(235)
Total current liabilities	(55,803)	(57,742)
Long-term intercompany payable	(111,406)	(95,293)
Liability in subsidiaries	(16,061)	(3,529)
Total liabilities	(183,270)	(156,564)
Stockholders' (deficit) equity:
Additional paid in capital	(123,419)	(123,419)
Accumulated (deficit) income	97,281	77,262
Accumulated other comprehensive (loss) income	167	167
Total stockholders' (deficit) equity	(53,736)	(73,749)
Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders' (deficit) equity	(237,006)	(230,313)
Eliminations [Member] | Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	$ (27,765)	$ (27,759)